COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its office and warehouse facilities under various operating leases.  Its corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management were located in Foothill Ranch, California where the Company leased 7,500 square feet of office space.  The monthly rental expense was $7,765, and the lease expired in July 2012.  In May 2012, the Company entered into a new office lease agreement for 10,325 square feet beginning in July 2012.  The current monthly base rent is $12,390 per month and the lease expires in July 2017.

In addition, the Company has a lease for 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015.  The Company also leases 6,800 square feet in Edison, New Jersey, at $5,500 per month, which expires in December 2014.  The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 4,330 square feet for general office purposes.  The lease expires in April 2015.  In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expired in April 2012.  During April, the lease was extended for an additional 3 years until April 2015, under the same terms and conditions.

Effective upon the Closing Date of the purchase of Apex in June 2012, the Company assumed Apex’s lease of 7,800 square feet in Burlington, Ontario, Canada, which expires in March 2016. The current monthly rental expense is approximately CDN$10,000 per month.

Effective upon the Illume Closing Date, the Company assumed the Illume lease of 10,000 square feet in Tulsa, Oklahoma which expires September 2013, with the same terms and conditions as the underlying lease. The current monthly rental expense is approximately $12,000.

Rent expense for the nine months ended September 30, 2012 and 2011, was $353,000 and 297,000, respectively.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations.  These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business.  The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies.  An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated.  The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers.  The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances.  No material indemnification liabilities were accrued at September 30, 2012.

The Company has two employment agreements with two of its key executive officers.  Additionally, the Company has an employment agreement with the CEO of Apex.  The agreements do not provide for any material, out of ordinary course of business provisions or benefits other than the bonus feature included in the employment agreement of the Apex CEO.  The Company is obligated to pay the bonus regardless of whether the CEO’s employment is retained.  The terms and provisions of the bonus are as follows:

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2013 net revenues for the twelve month period ending July 31, 2013 (the “2013 Net Revenues”) exceed the net revenues for the twelve month period ending July 31, 2011 (the 2011 Net Revenues”).

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2014 net revenues for the twelve month period ending July 31, 2014 (the “2014 Net Revenues”) exceed the greater of: (i) the 2011 Net Revenues and (ii) the 2013 Net Revenues.

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2015 net revenues for the twelve month period ending July 31, 2014 exceed the greatest of: (i) the 2011 Net Revenues, (ii) the 2013 Net Revenues and (iii) the 2014 Net Revenues.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its office and warehouse facilities under various operating leases. Its corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management are located in Foothill Ranch, California where the Company leases 7,500 square feet of office space. The Company had sub-leased this facility from an affiliate at a monthly rental expense of $11,763, which expired in July 2011 and the Company renewed the lease on the same terms and conditions for an additional year with the building’s landlord (an unrelated third party).

In addition, the Company has a lease for 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015. The Company also leased 4,000 square feet in Middlesex, New Jersey for its east coast depot operation which expired in September 2011. On August 31, 2011, the Company signed a lease for 6,800 square feet in Edison, New Jersey, for 37 months at $5,500 per month, and moved to the new location on November 1, 2011. The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 4,330 square feet for general office purpose. The lease expires in April 2015. In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expires in April 2012.

Rent expense for the years ended December 31, 2011 and 2010, was $378,000 and $291,000, respectively.

The aggregate remaining future minimum payments under these leases expiring after December 31, 2011, are as follows:

Years ending December 31:	Amount

2012	$236,782
2013	222,580
2014	219,975
2015	58,232

$737,569

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations. These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business. The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers. The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances. No material indemnification liabilities were accrued at December 31, 2011.

The Company has two employment agreements with two of our key executive officers. The agreements do not provide for any material, out of ordinary course of business provisions or benefits.